Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net Disclosure [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net, consisted of the following

	As of December 31, 2021	As of December 31, 2022
	US$	US$
Electronic equipment	3,351	2,288
Furniture, fixtures and other equipment	1,034	1,332
Plants	89	83
Property and equipment, cost	4,474	3,703
Less: accumulated depreciation	(129)	(982)
Impairment	—	(849)
	4,345	1,872

Depreciation expenses for the year ended December 31, 2022, 2021 and 2020 were approximately $1,506, $152 and $34 respectively.